Income Taxes - Provision for Income Taxes (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 338	$ 250	$ 967	$ 1,015
Deferred Tax Expense (Recovery)	(327)	(46)	(520)	(124)
Tax Expense (Recovery) From Continuing Operations	11	204	447	891
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	288	184	791	830
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	0	0	0	2
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	42	57	144	157
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 8	$ 9	$ 32	$ 26